Segment Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 Customer	Mar. 31, 2013 Customer	Mar. 31, 2012 Customer
Segment Reporting Disclosure [Line Items]
Number of major customers	0	1	2
Major Customer
Segment Reporting Disclosure [Line Items]
Sales to customers which exceeded 10% of the consolidated net sales	¥ 0	¥ 74,897	¥ 151,253